Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Cash flows from operating activities:
Net income	$ 4,387,817	27,276,435	23,207,990	55,841,470
Adjustments to reconcile net income to net cash provided by operating activities:
Unrealized foreign currency exchange gain				(857,940)
Provision for (reversal of) doubtful accounts	(601,350)	(3,738,232)	9,140,062	2,350,990
Impairment of intangible assets	1,931,899	12,009,457
Depreciation and amortization	1,730,000	10,754,370	10,617,534	11,278,264
Loss (gain) from disposal of property and equipment	69,114	429,642	(64,608)	4,067
Share-based compensation	1,694,696	10,534,910	12,874,056	12,264,397
Deferred income tax expense (benefit)	(115,353)	(717,083)	(3,221,555)	1,149,668
Changes in operating assets and liabilities, net of effect of an acquisition:
Restricted cash	(434,335)	(2,700,000)
Accounts receivable	(2,057,481)	(12,790,125)	21,589,791	(37,143,965)
Income tax payable	(280,527)	(1,743,871)	12,564,291	(3,831,623)
Prepaid expenses and other current assets	(21,249)	(132,091)	786,842	(2,001,412)
Other assets	(247,645)	(1,539,462)	1,358,490	(1,465,719)
Accrued expenses and other payables	(138,035)	(858,078)	(662,767)	14,255,685
Deferred revenues	89,745	557,888	(20,412,383)	7,508,984
Net cash provided by operating activities	6,007,296	37,343,760	67,777,743	59,352,866
Cash flows from investing activities :
Cash paid for property and equipment	(667,616)	(4,150,169)	(7,966,826)	(5,367,648)
Cash receipt from property and equipment disposal	2,846	17,690		20,640
Payment for XingWei acquisition, net of cash acquired	(1,580,771)	(9,826,706)
Net cash used in investing activities	(2,245,541)	(13,959,185)	(7,966,826)	(5,347,008)
Cash flows from financing activities :
Proceeds from exercise of share options				631,844
Cash paid for employee individual income tax for net-settlement of vested shares	(91,352)	(567,881)	(913,453)
Cash paid for repurchase of common shares	(21,319)	(132,528)	(329,357)
Collection of receivable from shareholders				1,035,796
Special cash dividend			(25,331,341)	(63,634,726)
Net cash used in financing activities	(112,671)	(700,409)	(26,574,151)	(61,967,086)
Effect of foreign exchange rate changes on cash	(123,348)	(766,783)	(374,747)	(2,929,270)
Net increase (decrease) in cash	3,525,736	21,917,383	32,862,019	(10,890,498)
Cash and cash equivalent at beginning of year	46,655,575	290,029,715	257,167,696	268,058,194
Cash and cash equivalent at end of year	50,181,311	311,947,098	290,029,715	257,167,696
Supplemental disclosures of cash flow information :
Cash paid for income tax	3,633,979	22,590,270	3,920,712	17,267,282
Cash refunded for income tax	(37,619)	(233,853)	(6,258,466)	(246,245)
Non-cash investing and financing activities:
Acquisition of property and equipment included in accrued expenses and other payables			1,841,182	349,090